Huntington Asset Services, Inc.
2960 N. Meridian St., Suite 200
Indianapolis, IN 46208

June 20, 2011

EDGAR CORRESPONDENCE

Linda B. Stirling, Esq.
U.S. Securities and Exchange Commission
Division of Investment Management
450 5th Street, NW, 5-6
Washington, DC 20549

Re:  Unified Series Trust (SEC File Nos. 811-21237 and 333-100654)

Dear Ms. Stirling:

Enclosed for filing please find Post-Effective Amendment No. 187 to the registration statement on Form N-1A for Unified Series Trust (the “Trust”).  This amendment is being filed for the sole purpose of designating a new effective date for the Trust’s Post-Effective Amendment No. 177, which was filed with the Securities and Exchange Commission on April 8, 2011.

If you have any questions concerning this filing, please contact Dee Anne Sjögren at 314-552-6295.

Sincerely,

/s/ Carol J. Highsmith

Carol J. Highsmith
Vice President